Note 6 - Acquisition of Gatling Exploration Inc.	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
6.	ACQUISITION OF GATLING EXPLORATION INC.

On March 11, 2022, the Company entered into a Definitive Arrangement Agreement with Gatling Exploration Inc. (“Gatling”) to acquire all of the issued and outstanding common shares of Gatling with the issuance of common shares of the Company and the advancement of a Canadian dollar (“C$”) $3 million convertible note receivable. On May 20, 2022, the Company completed the acquisition of Gatling by way of a court-approved plan of arrangement under the BCABC (the “Transaction”), pursuant to which Gatling became a wholly-owned subsidiary of the Company and the Company thereby acquired a 100% interest in the Larder Project (the “Larder Project”). Under the terms of the Transaction, each former Gatling shareholder received 0.0170627 of a common share of the Company in exchange for each share of Gatling held immediately prior to the Transaction. Holders of options and warrants to acquire common shares of Gatling received replacement options and warrants, respectively, entitling the holders thereof to acquire common shares of the Company, based on, and subject to, the terms of such options and warrants of Gatling, as adjusted by the plan of arrangement.

MAG issued a total of 774,643 common shares to the shareholders of Gatling in connection with the Transaction. The Company also issued 43,675 replacement stock options and 53,508 replacement warrants (Note 11). A portion of the liabilities of Gatling related to change of control payments to Gatling executive management was settled by the issuance of 63,492 common shares of the Company.

The Company has determined that the Transaction did not meet the definition of business combination under IFRS 3, Business Combinations and accordingly, has been accounted for as an asset acquisition.

The purchase price allocation requires management to estimate the relative fair value of identifiable assets acquired and liabilities assumed.

The following tables summarize the fair value of the consideration given and the relative fair values of identified assets and liabilities recognized as a result of the Transaction.

Total shares issued on close:	774,643

$
MAG share price – C$	18.54
USD exchange rate	0.7807
MAG share price – US$	14.47

Value of shares on close of Transaction	11,212
Value of convertible note receivable	2,392
Value of replacement options and warrants	85
Transaction costs	350
Value of consideration paid	14,039

Identified assets acquired and liabilities assumed	$

Assets
Cash and cash equivalents	89
Receivables, prepaids and deposits	115
Exploration and evaluation assets	15,187
Total Assets	15,391

Liabilities
Accounts payable and accrued liabilities	1,315
Lease liabilities	37
Total Liabilities	1,352

Net assets acquired	14,039